AST Core Fixed Income Portfolio Investment Objectives and Goals - AST Core Fixed Income Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: AST CORE FIXED INCOME PORTFOLIO
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is to seek to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Core Fixed Income Portfolio.